Fair Value Measurements	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Fair Value Measurements
Note 9 - Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - money market fund	$345,019,271	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$20,441,250	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$—	$10,546,500
As of December 31, 2020, there were no assets or liabilities that are measured at fair value on a recurring basis.
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of Public Warrants transferred from a Level 3 measurement to a Level 1 measurement as the Public Warrants were separately listed in trading beginning in April 2021. There were no other transfers to/from Levels 1, 2, and 3 in the year ended December 31, 2021.
Level 1 assets include investments in money market funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model. Subsequent to the separate listing and trading of the Public Warrants the fair value of the Public Warrants has been measured based on the observable listed prices for such warrants, a Level 1 measurement, and the fair value of the Private Warrants are measured using a Black-Scholes Option Pricing Model. For the year ended December 31, 2021, the Company recognized a non-cash
loss resulting from an increase in the fair value of liabilities of approximately $17.8 million presented as change in fair value of derivative warrant liabilities on the accompanying consolidated statements of operations.
The estimated fair value of the Private Placement Warrants and the Public Warrants prior to being separately listed and traded, was determined using Level 3 inputs. Inherent in a Monte Carlo simulation and the Black-Scholes Option Pricing Model are assumptions related to expected stock-price volatility, expected life, risk-free
interest
rate and dividend yield. The Company estimates the volatility of its ordinary share warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s ordinary shares that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S.
Treasury zero-coupon yield
curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	December 31, 2021	Initial Measurement
Exercise price	$11.50	$11.50
Stock price	$10.29	$9.75
Volatility	29.9%	16.0%
Term (years)	5.16	5.33
Risk-free rate	1.28%	0.94%
The change in the fair value of the derivative liabilities utilizing Level 3 measurements for the year ended December 31, 2021, is summarized as follows:

Derivative liabilities as of January 1, 2021	$—
Issuance of Public Warrants - Level 3	8,711,250
Issuance of Private Warrants - Level 3	4,494,500
Change in fair value of derivative liabilities - Level 3	6,397,000
Transfer of Public Warrants to Level 1 Measurement	(9,056,250)

Derivative liabilities as of December 31, 2021 - Level 3	$10,546,500

Rigetti Holdings [Member]
Fair Value Measurements

4.	FAIR VALUE MEASUREMENTS
The Company reports all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1—
Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2—
Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
Level 3—
Inputs are unobservable inputs for the asset or liability.
The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.
At January 31, 2021, there were no financial assets or liabilities measured at fair value.
The fair value measurements of financial assets and liabilities that are measured at fair value at December 31, 2021 are as follows:

	Fair Value Hierarchy
	Level 1	Level 2	Level 3
At December 31, 2021
Liabilities:
Derivative warrant liabilities	$—	$—	$4,354,707
Forward warrant agreement	—	—	230,000
Debt - net of current portion	—		—

Total Liabilities	$—	$—	$4,584,707

As of December 31, 2021, the Company has recorded two financial liabilities subject to fair value measurements: 1) Derivative warrant liabilities and 2) Forward Warrant Agreement which both are classified as Level III liabilities as they both include unobservable inputs. Derivative warrant liabilities were fair valued based on a Black-Scholes option model with unobservable inputs which included stock price of Rigetti common stock, volatility and selected risk free rate. The Company estimated the fair value of the

Forward Warrant Agreement using a forward analysis with unobservable inputs which included selected risk-free rate and probability outcomes. The Company has further discussed the key aspects of the fair value measurements described above in Note 10 and Note 11 to the financial statements.
There have been no changes in fair value measurement techniques during the 11 months ended December 31, 2021. There were no transfers between Level 1 or Level 2, or transfers in or out of Level 3 of the fair value hierarchy during the 11 months ended December 31, 2021.
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of December 31, 2021 and January 31, 2021 are as follows:

	Convertible Notes	Simple agreement for future equity	Derivative Warrant Liabilities	Forward Warrant Agreement
Balance - January 31, 2020	$26,892,459	$1,882,397	$—	$—
Issuances	—	—	—	—
Settlement	(26,892,459)	(1,882,397)	—	—
Loss on change in fair value	—	—	—	—

Balance - January 31, 2021	$—	$—	$—	$—

Issuances	$—	$—	$2,690,574	$400,000
Settlement	—	—	—	—
Loss (gain) on change in fair value	—	—	1,664,133	(170,000)

Balance - December 31, 2021	$—	$—	$4,354,707	$230,000